Annual Total Returns - FidelitySeries0-55YearInflation-ProtectedBondIndexFunds-ComboPRO - FidelitySeries0-55YearInflation-ProtectedBondIndexFunds-ComboPRO - Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund
Mar. 01, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 13, 2021
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund
Bar Chart Table:
Annual Return 2022	(2.84%)
Annual Return 2023	4.65%